Related Party Transactions (Details) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 23, 2022	Mar. 28, 2022	Dec. 23, 2021	Sep. 21, 2021	Jun. 30, 2020	May 31, 2019	Mar. 31, 2022	Dec. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 20, 2022	Mar. 18, 2022	Sep. 30, 2021	Jun. 21, 2021	Jun. 26, 2020	Dec. 31, 2019	Aug. 21, 2019
Related Party Transactions (Details) [Line Items]
Outstanding promissory note												$ 736,000
Business acquisition description of trust account							In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees were required to deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.
Borrowed				$ 460,000
Trust account management expense	$ 500							$ 1,000
Deposit returned		$ 101,406										101,406
Aggregate shares (in Shares)		633,792
Working capital							$ 570,600
Operating costs and expenses							$ 570,100
Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage							25.00%
Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount														$ 460,000
Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 460,000					460,000
Outstanding promissory note							$ 460,000
Borrowed			460,500					460,500
Promissory Note V [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											$ 634,594
Outstanding promissory note		$ 634,594
Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price in cash										$ 2,210
Business acquisition description of trust account									In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.
Borrowed				460,000
Trust account management expense			500	1,000
Aggregate shares (in Shares)		633,792
Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage									25.00%
Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount														$ 460,000
Brilliant Acquisition Corp [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			460,000					460,000
Outstanding promissory note									$ 460,000
Borrowed			460,500					460,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																	$ 300,000
Outstanding promissory note																$ 243,833
IPO [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note				461,000
IPO [Member] | Promissory Note III [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				461,000
IPO [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			460,000					460,000
IPO [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																	$ 300,000
Outstanding promissory note															$ 243,833
IPO [Member] | Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note				461,000
IPO [Member] | Brilliant Acquisition Corp [Member] | Promissory Note III [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 461,000
IPO [Member] | Brilliant Acquisition Corp [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 460,000					$ 460,000
Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note							$ 460,000
Promissory Note II [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note									$ 460,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Deposit returned		$ 101,406
Aggregate shares (in Shares)		633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)		633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Promissory Note V [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											$ 634,594
Outstanding promissory note		$ 634,594										$ 736,000
Deposit returned		$ 101,406
Aggregate shares (in Shares)		633,792
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)						1,150,000
Aggregate purchase price in cash						$ 25,000
Shares subject to forfeiture (in Shares)							150,000
Business combination description							The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage							20.00%
Founder Shares [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)						1,150,000
Aggregate purchase price in cash						$ 25,000
Shares subject to forfeiture (in Shares)									150,000
Business combination description									The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage									20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					150,000
Founder Shares [Member] | Over-Allotment Option [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					150,000
GSA [Member] | TCM [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount received							$ 1,600,000						$ 1,600,000
GSA [Member] | FX Direct Dealer [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount payable							$ 1,575,000						$ 1,575,000